Schedule of Investments
January 31, 2021
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–89.95%(a)
Argentina–0.39%
Argentina Treasury Bond BONCER, 1.00%, 08/05/2021	ARS	29,999,998	$477,515
Argentine Bonos del Tesoro,
18.20%, 10/03/2021	ARS	3,195,000	34,490
15.50%, 10/17/2026	ARS	4,000,000	18,395
YPF S.A., 16.50%, 05/09/2022(b)	ARS	7,670,200	63,254
			593,654
Brazil–2.94%
Brazil Notas do Tesouro Nacional,
Series F, 10.00%, 01/01/2023	BRL	5,000,000	1,002,002
Series F, 10.00%, 01/01/2025	BRL	17,000,000	3,525,277
			4,527,279
Chile–4.61%
Bonos de la Tesoreria de la Republica en pesos,
4.50%, 03/01/2026	CLP	2,100,000,000	3,327,860
2.30%, 10/01/2028(b)	CLP	1,800,000,000	2,460,514
2.80%, 10/01/2033(b)	CLP	1,000,000,000	1,320,545
			7,108,919
Colombia–13.09%
Colombian TES,
Series B, 7.00%, 05/04/2022	COP	12,330,000,000	3,665,132
Series B, 10.00%, 07/24/2024	COP	16,000,000,000	5,478,875
Series B, 6.25%, 11/26/2025	COP	20,000,000,000	6,209,444
Series B, 5.75%, 11/03/2027	COP	14,000,000,000	4,166,029
Series B, 7.25%, 10/26/2050	COP	2,000,000,000	595,392
Empresas Publicas de Medellin E.S.P., 8.38%, 02/01/2021(b)	COP	214,000,000	59,961
			20,174,833
Egypt–3.85%
Egypt Government Bond,
16.00%, 06/11/2022	EGP	44,000,000	2,892,707
16.30%, 01/01/2023	EGP	6,800,000	453,743
14.20%, 07/07/2023	EGP	16,000,000	1,032,353
14.31%, 10/13/2023	EGP	24,000,000	1,553,610
			5,932,413
India–7.44%
India Government Bond,
7.72%, 05/25/2025	INR	170,000,000	2,540,563
8.20%, 09/24/2025	INR	70,000,000	1,070,172
Indian Railway Finance Corp. Ltd., Series 132, 8.25%, 02/28/2024	INR	170,000,000	2,542,684
	Principal Amount		Value
India–(continued)
National Bank for Agriculture and Rural Development, Series 19B, 8.60%, 01/31/2022	INR	170,000,000	$2,426,116
Reliance Industries Ltd., Series D, 7.17%, 11/08/2022	INR	170,000,000	2,425,918
State of Maharashtra India, 7.99%, 10/28/2025	INR	30,000,000	450,041
			11,455,494
Indonesia–10.79%
Indonesia Treasury Bond,
Series FR59, 7.00%, 05/15/2027	IDR	67,000,000,000	5,070,128
Series FR64, 6.13%, 05/15/2028	IDR	70,000,000,000	5,001,034
Series FR71, 9.00%, 03/15/2029	IDR	38,780,000,000	3,232,339
Series FR73, 8.75%, 05/15/2031	IDR	40,000,000,000	3,324,305
			16,627,806
Malaysia–4.73%
Malaysian Government Bond,
Series 115, 3.96%, 09/15/2025	MYR	7,000,000	1,873,694
Series 513, 3.73%, 06/15/2028	MYR	20,200,000	5,419,402
			7,293,096
Mexico–5.89%
Mexican Bonos,
Series M, 7.75%, 11/13/2042	MXN	40,000,000	2,218,703
Series M 20, 10.00%, 12/05/2024	MXN	35,000,000	2,046,114
Series M 20, 7.50%, 06/03/2027	MXN	27,000,000	1,507,253
Petroleos Mexicanos,
7.65%, 11/24/2021	MXN	16,000,000	780,062
7.19%, 09/12/2024(b)	MXN	38,000,000	1,699,820
Series 2013-2, 7.19%, 09/12/2024	MXN	16,000,000	715,714
Red de Carreteras de Occidente S.A.B. de C.V., 9.00%, 06/10/2028(b)	MXN	2,093,000	110,220
			9,077,886
Peru–3.09%
Peru Government Bond, 5.94%, 02/12/2029	PEN	8,000,000	2,693,376
Peruvian Government International Bond, 6.35%, 08/12/2028(b)	PEN	6,000,000	2,070,370
			4,763,746

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

	Principal Amount		Value
Romania–7.30%
Romania Government Bond,
3.25%, 04/29/2024	RON	20,000,000	$5,167,777
4.50%, 06/17/2024	RON	14,000,000	3,765,483
4.75%, 10/11/2034	RON	8,000,000	2,313,125
			11,246,385
Russia–6.28%
Russian Federal Bond - OFZ,
Series 26211, 7.00%, 01/25/2023	RUB	100,000,000	1,378,753
Series 6219, 7.75%, 09/16/2026	RUB	150,000,000	2,174,604
Series 6225, 7.25%, 05/10/2034	RUB	400,000,000	5,610,465
Series 6228, 7.65%, 04/10/2030	RUB	35,000,000	509,803
			9,673,625
South Africa–11.35%
Eskom Holdings SOC Ltd., Series ES23, 10.00%, 01/25/2023	ZAR	11,000,000	785,755
Republic of South Africa Government Bond,
Series 2023, 7.75%, 02/28/2023	ZAR	60,000,000	4,210,909
Series 2040, 9.00%, 01/31/2040	ZAR	35,000,000	1,978,810
Series 2048, 8.75%, 02/28/2048	ZAR	35,000,000	1,905,620
Series R186, 10.50%, 12/21/2026	ZAR	110,000,000	8,606,545
			17,487,639
South Korea–1.19%
Export-Import Bank of Korea, 8.00%, 05/15/2024(b)	IDR	24,000,000,000	1,839,730
Supranational–0.56%
European Bank for Reconstruction and Development, 6.85%, 06/21/2021	IDR	6,500,000,000	465,841
	Principal Amount		Value
Supranational–(continued)
International Finance Corp., 0.00%, 02/15/2029(b)(c)	TRY	7,300,000	$392,971
			858,812
Thailand–4.49%
Thailand Government Bond,
2.88%, 12/17/2028	THB	35,000,000	1,327,925
3.78%, 06/25/2032	THB	50,000,000	2,087,239
3.30%, 06/17/2038	THB	85,000,000	3,497,941
			6,913,105
Turkey–1.96%
Turkey Government Bond, 12.20%, 01/18/2023	TRY	22,690,000	3,023,369
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $135,772,569)			138,597,791
	Shares
Money Market Funds–5.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)		2,736,662	2,736,662
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(d)(e)		1,953,627	1,954,409
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)		3,127,613	3,127,613
Total Money Market Funds (Cost $7,818,671)			7,818,684
Options Purchased–0.32%
(Cost $1,060,580)(f)			489,890
TOTAL INVESTMENTS IN SECURITIES—95.34% (Cost $144,651,820)			146,906,365
OTHER ASSETS LESS LIABILITIES–4.66%			7,186,192
NET ASSETS–100.00%			$154,092,557
Investment Abbreviations:
ARS	– Argentina Peso
BRL	– Brazilian Real
CLP	– Chile Peso
COP	– Colombia Peso
EGP	– Egypt Pound
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
RON	– Romania New Leu
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
ZAR	– South African Rand
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $10,017,385, which represented 6.50% of the Fund’s Net Assets.
(c)	Zero coupon bond issued at a discount.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,524,345	$8,885,026	$(8,672,709)	$-	$-	$2,736,662	$130
Invesco Liquid Assets Portfolio, Institutional Class	1,802,774	6,346,447	(6,194,793)	188	(207)	1,954,409	302
Invesco Treasury Portfolio, Institutional Class	2,884,965	10,154,315	(9,911,667)	-	-	3,127,613	70
Total	$7,212,084	$25,385,788	$(24,779,169)	$188	$(207)	$7,818,684	$502

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus PLN	Put	J.P. Morgan Chase Bank, N.A.	02/15/2021	PLN	4.39	EUR	3,000,000	$ 196
USD versus BRL	Put	Goldman Sachs International	02/01/2021	BRL	5.10	USD	2,000,000	2
USD versus BRL	Put	Morgan Stanley and Co. International PLC	02/11/2021	BRL	4.89	USD	3,000,000	111
USD versus CNH	Put	Merrill Lynch International	02/05/2021	CNH	6.50	USD	3,000,000	22,509
USD versus CNH	Put	Merrill Lynch International	03/18/2021	CNH	6.42	USD	5,000,000	18,925
USD versus CNH	Put	Standard Charted Bank PLC	03/01/2021	CNH	6.40	USD	600,000	310,166
USD versus INR	Put	Merrill Lynch International	02/12/2021	INR	73.15	USD	3,000,000	13,818
USD versus INR	Put	Standard Charted Bank PLC	02/18/2021	INR	73.25	USD	3,000,000	17,469
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	02/11/2021	MXN	19.60	USD	3,000,000	972
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	03/04/2021	MXN	19.25	USD	5,000,000	3,340
USD versus MXN	Put	Morgan Stanley and Co. International PLC	02/19/2021	MXN	19.80	USD	3,000,000	5,790
USD versus PLN	Put	J.P. Morgan Chase Bank, N.A.	02/04/2021	PLN	3.57	USD	4,000,000	8
USD versus RUB	Put	Goldman Sachs International	02/23/2021	RUB	72.90	USD	3,000,000	7,065
USD versus RUB	Put	Goldman Sachs International	03/08/2021	RUB	67.99	USD	13,700,000	2,507
USD versus RUB	Put	Goldman Sachs International	03/26/2021	RUB	74.80	USD	4,300,000	63,885
USD versus TRY	Put	Goldman Sachs International	04/14/2021	TRY	6.85	USD	4,500,000	12,789
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	02/15/2021	ZAR	14.54	USD	3,000,000	5,862
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	02/18/2021	ZAR	14.10	USD	3,000,000	1,413
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	02/19/2021	ZAR	14.28	USD	3,000,000	3,063
Total Foreign Currency Options Purchased								$489,890

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Citibank, N.A. in the amount of $340,000.

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Currency Risk
USD versus BRL	Call	Goldman Sachs International	09/01/2021	BRL	6.00	$(52,656)	USD	2,000,000	$(61,700)	$(9,044)
USD versus BRL	Call	Morgan Stanley and Co. International PLC	06/14/2021	BRL	5.70	(30,660)	USD	1,500,000	(51,147)	(20,487)
USD versus CNH	Call	Merrill Lynch International	02/05/2021	CNH	6.78	(14,457)	USD	3,000,000	(15)	14,442
USD versus CNH	Call	Merrill Lynch International	10/20/2021	CNH	6.80	(24,103)	USD	2,500,000	(22,928)	1,175
USD versus CNH	Call	Morgan Stanley and Co. International PLC	08/05/2021	CNH	6.85	(45,030)	USD	3,000,000	(14,796)	30,234
USD versus INR	Call	Merrill Lynch International	06/14/2021	INR	77.25	(13,387)	USD	1,500,000	(6,210)	7,177
USD versus INR	Call	Standard Charted Bank PLC	06/21/2021	INR	78.05	(12,344)	USD	1,500,000	(5,024)	7,320
USD versus MXN	Call	J.P. Morgan Chase Bank, N.A.	03/04/2021	MXN	21.15	(28,750)	USD	2,500,000	(24,700)	4,050
USD versus MXN	Call	J.P. Morgan Chase Bank, N.A.	05/06/2021	MXN	23.10	(77,440)	USD	4,000,000	(27,760)	49,680
USD versus MXN	Call	J.P. Morgan Chase Bank, N.A.	06/14/2021	MXN	22.23	(26,085)	USD	1,500,000	(24,499)	1,586
USD versus MXN	Call	Morgan Stanley and Co. International PLC	06/21/2021	MXN	22.50	(25,621)	USD	1,500,000	(22,340)	3,281
USD versus PLN	Call	J.P. Morgan Chase Bank, N.A.	02/04/2021	PLN	3.80	(28,280)	USD	4,000,000	(1,704)	26,576
USD versus PLN	Call	J.P. Morgan Chase Bank, N.A.	06/15/2021	PLN	3.86	(17,850)	USD	1,500,000	(15,288)	2,562
USD versus RUB	Call	Goldman Sachs International	05/21/2021	RUB	82.25	(26,819)	USD	1,500,000	(20,777)	6,042
USD versus TRY	Call	Goldman Sachs International	04/14/2021	TRY	10.95	(142,497)	USD	4,500,000	(4,887)	137,610
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	05/13/2021	ZAR	16.53	(26,310)	USD	1,500,000	(21,777)	4,533
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/18/2021	ZAR	16.15	(29,549)	USD	1,500,000	(38,035)	(8,486)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/21/2021	ZAR	16.43	(29,722)	USD	1,500,000	(32,290)	(2,568)
Total – Foreign Currency Options Written						$(651,560)			$(395,877)	$255,683

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Citibank, N.A. in the amount of $340,000.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury Ultra Bonds	9	March-2021	$(1,842,469)	$12,569	$12,569

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	28 Day MXN TIIE	28 Day	(5.45)%	28 Day	12/05/2030	MXN	38,000,000	$—	$8,426	$8,426
Pay	3 Month CNRR007	Quarterly	2.85	Quarterly	12/04/2025	CNY	20,000,000	—	10,505	10,505
Pay	1 Month BZDIOVRA	At Maturity	4.92	At Maturity	01/02/2023	BRL	17,691,605	—	12,918	12,918
Pay	3 Month CNRR007	Quarterly	2.87	Quarterly	11/23/2025	CNY	20,000,000	—	13,693	13,693
Pay	BZDIOVRA	At Maturity	7.26	At Maturity	01/02/2029	BRL	5,434,322	—	15,972	15,972
Pay	6 Month THBFIX	Semi-Annually	0.77	Semi-Annually	05/29/2025	THB	100,000,000	—	16,912	16,912
Pay	28 Day MXN TIIE	28 Day	4.67	28 Day	07/02/2024	MXN	90,100,000	—	28,422	28,422
Pay	1 Month BZDIOVRA	At Maturity	4.16	At Maturity	01/02/2023	BRL	73,617,917	—	47,471	47,471
Pay	3 Month COOVIBR	At Maturity	5.20	Quarterly	08/01/2029	COP	6,155,000,000	—	184,743	184,743
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	28 Day MXN TIIE	28 Day	5.10%	28 Day	10/17/2025	MXN	310,000,000	$—	$258,602	$258,602
Pay	28 Day MXN TIIE	28 Day	6.91	28 Day	12/16/2026	MXN	306,300,000	—	279,297	279,297
Subtotal — Appreciation								—	876,961	876,961
Interest Rate Risk
Receive	28 Day MXN TIIE	28 Day	(7.07)	28 Day	12/12/2029	MXN	132,900,000	—	(205,042)	(205,042)
Pay	3 Month CNRR007	Quarterly	1.99	Quarterly	06/15/2022	CNY	35,000,000	—	(42,023)	(42,023)
Pay	3 Month CNRR007	Quarterly	2.11	Quarterly	06/30/2022	CNY	37,000,000	—	(36,606)	(36,606)
Pay	3 Month CNRR007	Quarterly	2.23	Quarterly	07/07/2022	CNY	36,370,000	—	(27,114)	(27,114)
Pay	1 Month BZDIOVRA	At Maturity	4.00	At Maturity	01/02/2023	BRL	24,976,028	—	(27,059)	(27,059)
Subtotal — Depreciation								—	(337,844)	(337,844)
Total Centrally Cleared Interest Rate Swap Agreements								$—	$539,117	$539,117

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Goldman Sachs International	Pay	3 Month RUB MOSKP	Quarterly	8.54%	Annually	05/08/2024	RUB	485,000,000	$—	$548,448	$548,448
Citibank, N.A.	Pay	3 Month RUB MOSKP	Quarterly	8.32	Annually	05/30/2024	RUB	125,500,000	—	132,730	132,730
Bank of America, N.A.	Pay	3 Month MYR KLIBOR	Quarterly	2.07	Quarterly	12/16/2023	MYR	37,500,000	—	30,061	30,061
Bank of America, N.A.	Receive	3 Month MYR KLIBOR	Quarterly	(2.32)	Quarterly	12/16/2030	MYR	12,750,000	—	42,606	42,606
Subtotal—Appreciation									—	753,845	753,845
Interest Rate Risk
Goldman Sachs International	Pay	3 Month RUB MOSKP	Quarterly	4.83	Annually	11/10/2022	RUB	200,000,000	—	(20,890)	(20,890)
Total Over-The-Counter Interest Rate Swap Aggreements									$—	$732,955	$732,955

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Citibank, N.A. in the amount of $340,000.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/17/2021	Bank of America, N.A.	USD	2,229,023	CNY	14,815,650	$60,333
02/02/2021	Citibank, N.A.	BRL	50,859,434	USD	9,441,142	145,636
02/02/2021	Citibank, N.A.	USD	9,287,868	BRL	50,859,434	7,639
03/02/2021	Citibank, N.A.	BRL	3,815,190	USD	707,736	10,993
03/17/2021	Citibank, N.A.	MXN	91,512,400	USD	4,540,526	96,647
03/17/2021	Citibank, N.A.	PEN	22,400,000	USD	6,217,904	59,938
03/17/2021	Citibank, N.A.	RUB	652,725,632	USD	8,794,293	211,345
03/17/2021	Citibank, N.A.	USD	3,512,839	CZK	76,070,000	34,611
03/17/2021	Citibank, N.A.	USD	565,375	EUR	465,601	195
03/17/2021	Citibank, N.A.	ZAR	13,610,000	USD	894,988	648
02/03/2021	Goldman Sachs International	BRL	3,765,190	USD	715,000	26,857
02/08/2021	Goldman Sachs International	RUB	153,100,000	USD	2,062,481	40,863
02/24/2021	Goldman Sachs International	RUB	81,437,807	USD	1,075,000	1,646
03/09/2021	Goldman Sachs International	RUB	50,332,704	USD	685,000	22,580
03/09/2021	Goldman Sachs International	USD	6,000,000	RUB	482,528,400	350,476
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/17/2021	Goldman Sachs International	RUB	114,095,810	USD	1,531,210	$30,919
03/17/2021	Goldman Sachs International	USD	1,548,600	TRY	12,377,188	112,615
04/15/2021	Goldman Sachs International	USD	1,800,149	TRY	14,545,200	128,305
09/03/2021	Goldman Sachs International	BRL	2,022,094	USD	380,000	14,216
02/02/2021	J.P. Morgan Chase Bank, N.A.	USD	2,318,933	PLN	8,682,300	11,854
02/08/2021	J.P. Morgan Chase Bank, N.A.	RUB	306,200,000	USD	4,308,147	264,911
02/16/2021	J.P. Morgan Chase Bank, N.A.	MXN	21,336,000	USD	1,050,000	10,642
02/17/2021	J.P. Morgan Chase Bank, N.A.	EUR	430,000	USD	526,236	4,240
02/17/2021	J.P. Morgan Chase Bank, N.A.	PLN	4,000,000	USD	1,093,509	19,512
02/17/2021	J.P. Morgan Chase Bank, N.A.	ZAR	15,898,050	USD	1,050,000	1,179
02/23/2021	J.P. Morgan Chase Bank, N.A.	ZAR	16,365,250	USD	1,100,000	21,285
03/17/2021	J.P. Morgan Chase Bank, N.A.	EUR	16,041,000	USD	19,526,381	41,228
03/17/2021	J.P. Morgan Chase Bank, N.A.	MXN	460,053,600	USD	22,877,108	536,717
03/17/2021	J.P. Morgan Chase Bank, N.A.	PLN	650,000	USD	178,543	3,954
03/17/2021	J.P. Morgan Chase Bank, N.A.	RUB	125,850,000	USD	1,682,782	27,932
03/17/2021	J.P. Morgan Chase Bank, N.A.	TRY	27,000,000	USD	3,862,108	238,279
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	3,209,791	CLP	2,384,450,000	36,904
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	13,152,410	CNY	86,487,400	211,868
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	2,466,268	CZK	53,404,700	24,208
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	984,018	EGP	15,700,000	2,731
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	97,438	HUF	28,710,000	110
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	730,650	IDR	10,364,480,000	4,318
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	810,716	INR	59,760,000	3,664
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	1,505,165	PHP	72,850,000	7,991
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	5,052,424	PLN	18,885,000	20,070
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	5,998,054	THB	179,921,809	12,569
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	1,056,572	TRY	8,672,337	107,393
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	2,406,792	ZAR	36,739,870	7,457
03/17/2021	J.P. Morgan Chase Bank, N.A.	ZAR	31,700,000	USD	2,154,639	71,570
06/17/2021	J.P. Morgan Chase Bank, N.A.	PLN	1,097,760	USD	300,000	4,857
02/03/2021	Morgan Stanley & Co. International PLC	BRL	3,800,000	USD	748,695	54,190
02/17/2021	Morgan Stanley & Co. International PLC	BRL	4,302,480	USD	840,000	53,955
02/23/2021	Morgan Stanley & Co. International PLC	MXN	23,973,300	USD	1,170,000	3,055
03/17/2021	Morgan Stanley & Co. International PLC	COP	4,243,620,000	USD	1,227,722	40,554
03/17/2021	Morgan Stanley & Co. International PLC	HUF	117,710,000	USD	401,841	1,898
03/17/2021	Morgan Stanley & Co. International PLC	MXN	31,130,000	USD	1,546,263	34,578
03/17/2021	Morgan Stanley & Co. International PLC	PEN	10,840,000	USD	2,990,757	10,742
03/17/2021	Morgan Stanley & Co. International PLC	USD	1,530,846	COP	5,501,860,000	8,319
06/16/2021	Morgan Stanley & Co. International PLC	BRL	1,389,420	USD	270,000	17,337
08/09/2021	Morgan Stanley & Co. International PLC	USD	1,627,821	CNY	10,970,000	50,755
03/17/2021	Standard Charted Bank PLC	USD	1,498,993	MYR	6,100,000	3,661
Subtotal—Appreciation						3,332,949
Currency Risk
02/02/2021	Bank of America, N.A.	BRL	45,269,434	USD	8,267,031	(6,799)
02/02/2021	Bank of America, N.A.	USD	8,725,881	BRL	45,269,434	(452,051)
02/16/2021	Bank of America, N.A.	INR	66,690,000	USD	900,000	(13,211)
03/17/2021	Bank of America, N.A.	CNY	12,971,400	USD	2,000,000	(4,377)
03/17/2021	Bank of America, N.A.	USD	1,571,974	CLP	1,152,100,000	(3,262)
03/17/2021	Bank of America, N.A.	USD	2,728,463	HUF	797,830,000	(17,679)
03/17/2021	Bank of America, N.A.	USD	1,076,549	MXN	21,700,000	(22,788)
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/16/2021	Bank of America, N.A.	INR	22,545,000	USD	300,000	$(3,545)
02/03/2021	Citibank, N.A.	USD	708,222	BRL	3,815,190	(10,940)
03/02/2021	Citibank, N.A.	USD	9,434,137	BRL	50,859,434	(146,015)
03/17/2021	Citibank, N.A.	COP	40,357,300,000	USD	10,999,537	(290,562)
03/17/2021	Citibank, N.A.	EGP	15,700,000	USD	979,566	(7,182)
03/17/2021	Citibank, N.A.	EUR	1,049,607	USD	1,274,527	(440)
03/17/2021	Citibank, N.A.	IDR	84,525,194,700	USD	5,944,106	(49,762)
03/17/2021	Citibank, N.A.	USD	1,189,934	PLN	4,340,000	(24,214)
02/08/2021	Goldman Sachs International	USD	2,249,205	RUB	153,100,000	(227,587)
02/18/2021	Goldman Sachs International	EGP	22,302,000	USD	1,400,000	(12,766)
03/17/2021	Goldman Sachs International	CLP	4,057,965,000	USD	5,320,526	(204,845)
03/17/2021	Goldman Sachs International	USD	5,180,293	MXN	104,180,000	(121,270)
03/17/2021	Goldman Sachs International	USD	6,554,661	RUB	487,416,700	(145,426)
03/17/2021	Goldman Sachs International	ZAR	24,534,000	USD	1,596,850	(15,328)
04/15/2021	Goldman Sachs International	TRY	14,545,200	USD	1,860,000	(68,453)
02/02/2021	J.P. Morgan Chase Bank, N.A.	BRL	560,000	USD	102,266	(84)
02/02/2021	J.P. Morgan Chase Bank, N.A.	PLN	8,682,300	USD	2,200,000	(130,788)
02/02/2021	J.P. Morgan Chase Bank, N.A.	USD	105,342	BRL	560,000	(2,992)
02/02/2021	J.P. Morgan Chase Bank, N.A.	USD	1,100,000	ZAR	16,088,600	(36,291)
02/02/2021	J.P. Morgan Chase Bank, N.A.	ZAR	16,088,600	USD	1,036,573	(27,136)
02/03/2021	J.P. Morgan Chase Bank, N.A.	USD	726,252	BRL	3,750,000	(40,885)
02/08/2021	J.P. Morgan Chase Bank, N.A.	USD	3,400,000	PLN	12,496,360	(45,109)
02/08/2021	J.P. Morgan Chase Bank, N.A.	USD	2,062,703	RUB	153,100,000	(41,085)
02/17/2021	J.P. Morgan Chase Bank, N.A.	USD	1,094,509	EUR	900,000	(1,961)
03/08/2021	J.P. Morgan Chase Bank, N.A.	USD	8,550,000	MXN	171,745,560	(201,767)
03/17/2021	J.P. Morgan Chase Bank, N.A.	CLP	506,045,000	USD	663,768	(25,269)
03/17/2021	J.P. Morgan Chase Bank, N.A.	COP	5,600,920,000	USD	1,535,013	(31,864)
03/17/2021	J.P. Morgan Chase Bank, N.A.	CZK	3,190,000	USD	147,795	(968)
03/17/2021	J.P. Morgan Chase Bank, N.A.	INR	576,458,800	USD	7,788,667	(67,042)
03/17/2021	J.P. Morgan Chase Bank, N.A.	PLN	8,682,300	USD	2,319,932	(12,126)
03/17/2021	J.P. Morgan Chase Bank, N.A.	RON	33,440,000	USD	8,296,560	(16,773)
03/17/2021	J.P. Morgan Chase Bank, N.A.	RUB	169,010,000	USD	2,151,164	(71,215)
03/17/2021	J.P. Morgan Chase Bank, N.A.	THB	83,140,000	USD	2,730,960	(46,487)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	572,179	CLP	403,420,000	(22,878)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	159,415	COP	566,720,000	(873)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	19,770,477	EUR	16,246,000	(36,309)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	4,052,511	HUF	1,187,773,200	(16,817)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	133,847	IDR	1,863,960,000	(1,670)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	18,474,250	MXN	372,973,600	(362,500)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	1,219,580	PEN	4,410,000	(7,230)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	6,366,431	PLN	23,227,100	(127,653)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	116,983	RON	470,000	(139)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	971,798	RUB	73,740,000	(2,161)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	95,943	THB	2,870,000	(66)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	242,209	ZAR	3,560,000	(8,274)
03/17/2021	J.P. Morgan Chase Bank, N.A.	ZAR	76,093,300	USD	4,991,820	(8,421)
05/10/2021	J.P. Morgan Chase Bank, N.A.	MXN	12,731,700	USD	600,000	(14,683)
02/02/2021	Morgan Stanley & Co. International PLC	BRL	5,030,000	USD	918,570	(755)
02/02/2021	Morgan Stanley & Co. International PLC	USD	936,337	BRL	5,030,000	(17,011)
03/17/2021	Morgan Stanley & Co. International PLC	CLP	1,667,865,000	USD	2,177,040	(93,944)
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/17/2021	Morgan Stanley & Co. International PLC	PHP	72,850,000	USD	1,504,917	$(8,240)
03/17/2021	Morgan Stanley & Co. International PLC	USD	1,528,268	CLP	1,073,150,000	(67,055)
03/17/2021	Morgan Stanley & Co. International PLC	USD	1,847,183	COP	6,309,650,000	(82,036)
03/17/2021	Morgan Stanley & Co. International PLC	USD	1,357,469	RUB	101,240,000	(26,224)
08/09/2021	Morgan Stanley & Co. International PLC	CNY	6,057,900	USD	900,000	(26,951)
02/23/2021	Standard Charted Bank PLC	INR	81,796,000	USD	1,100,000	(18,991)
03/17/2021	Standard Charted Bank PLC	CNY	13,849,000	USD	2,000,000	(139,987)
03/17/2021	Standard Charted Bank PLC	USD	152,837	MYR	620,000	(109)
Subtotal—Depreciation						(3,739,321)
Total Forward Foreign Currency Contracts						$(406,372)

Investment Abbreviations:
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNRR007	—China 7-Day Reverse Repo Rate
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CZK	—Czech Koruna
EGP	—Egypt Pound
EUR	—Euro
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
KLIBOR	—Kuala Lumpur Interbank Offered Rate
MOSKP	—Moscow Prime Offered Rate
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
PEN	—Peruvian Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
RON	—Romania New Leu
RUB	—Russian Ruble
THB	—Thai Baht
THBFIX	—Thai Baht Interest Rate Fixing
TIIE	—Interbank Equilibrium Interest Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$138,597,791	$—	$138,597,791
Money Market Funds	7,818,684	—	—	7,818,684
Options Purchased	—	489,890	—	489,890
Total Investments in Securities	7,818,684	139,087,681	—	146,906,365
Other Investments - Assets*
Futures Contracts	12,569	—	—	12,569
Forward Foreign Currency Contracts	—	3,332,949	—	3,332,949
Swap Agreements	—	1,630,806	—	1,630,806
	12,569	4,963,755	—	4,976,324
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(3,739,321)	—	(3,739,321)
Options Written	—	(395,877)	—	(395,877)
Swap Agreements	—	(358,734)	—	(358,734)
	—	(4,493,932)	—	(4,493,932)
Total Other Investments	12,569	469,823	—	482,392
Total Investments	$7,831,253	$139,557,504	$—	$147,388,757

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Emerging Markets Local Debt Fund